BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
BALANCE SHEET COMPONENTS
(4)	BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2024	2023
Prepaid expenses	$993	$1,168
Other current assets	882	250
Prepaid research and development	—	375
Total prepaid expenses and other current assets	$1,875	$1,793

Accrued and Other Current Liabilities

In June 2024, following the Company’s decision to halt further development of AV-101, the Company announced its plan to terminate nearly all of its workforce in the coming months (the “Workforce Reduction Plan”). As of September 30, 2024, 46 individuals, or approximately 90% of the Company’s workforce, have been terminated. The affected individuals have been and will be provided severance benefits, including cash severance payments. Each affected individual’s eligibility for severance benefits is contingent upon entering into a separation agreement, which includes a general release of claims against the Company. In connection with the Workforce Reduction Plan, the Company incurred costs (in consideration of releases) of approximately $6.4 million, which are primarily one-time severance benefits, during the nine months ended September 30, 2024. The Company has paid approximately $2.4 million of severance benefits, and liabilities associated with the Workforce Reduction Plan were approximately $4.0 million as of September 30, 2024. The Company estimates that the remaining liabilities will be paid in the fourth quarter of 2024 and first quarter of 2025.

Accrued and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2024	2023
Accrued research and development	$4,704	$9,363
Accrued payroll and other employee benefits	3,952	4,368
Other	292	1,090
Total accrued and other current liabilities	$8,948	$14,821

(4)	BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2023	2022
Prepaid expenses	$1,168	$1,503
Prepaid research and development	375	478
Other current assets	250	295
Total prepaid expenses and other current assets	$1,793	$2,276

Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2023	2022
Accrued research and development	$9,363	$2,751
Accrued payroll and other employee benefits	4,368	1,691
Other	1,090	380
Total accrued and other current liabilities	$14,821	$4,822